Employee Benefits and Other Expenses, Expenses Not Otherwise Shown Separately In Financial Statements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Expenses Not Otherwise Shown Separately In Financial Statement [Abstract]
Outside professional services	$ 2,519	$ 2,729	$ 2,692
Outside data processing	983	910	935
Contract services	935	1,011	1,407
Travel and entertainment	885	839	821
Operating losses	821	2,235	1,261
Postage, stationery And supplies	756	799	942
Foreclosed assets	$ 605	$ 1,061	$ 1,354